Share capital, stock options and other stock-based plans	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
13. Share capital, stock options and other stock-based plans:
On June 1, 2023, the Company completed a consolidation of its issued and outstanding common shares on the basis of one new post-consolidation common share for every ten existing pre-consolidation common shares. No fractional common shares were issued and any fractional shares were rounded down to the nearest whole common shares. The number of outstanding common shares and share units issued have been retroactively adjusted for all periods presented.
During the year ended December 31, 2025, the Company issued 92,279 common shares, net of cancellations, upon exercises of share units (year ended December 31, 2024 – 108,432 common shares; December 31, 2023 - 44,186). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units ("Units"):
The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vested and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.
The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31
	2025		2024		2023
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	524,322	$11.75	478,643	$15.68	$317,432	$24.15
Granted	427,691	3.28	224,050	8.23	435,128	13.78
Vested and exercised	(92,279)	6.28	(108,432)	15.85	(44,186)	38.76
Forfeited/expired	(146,673)	11.83	(69,939)	20.95	(229,731)	19.26
Outstanding, end of year	713,061	$11.51	524,322	$11.75	$478,643	$15.68
Units outstanding and exercisable, end of year	491	$31.07	310	$37.2	$—	$—

	December 31,
	2025	2024	2023
Restricted Share Units ("RSUs")	—	104,215	147,557
Performance Share Units ("PSUs")	290,540	—	185,365
Deferred Share Units ("DSUs")	137,151	119,835	102,206
Total units granted during the year	427,691	224,050	435,128
RSUs typically vest over a three year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Values of PSUs are determined using the Monte–Carlo Simulation Model and vest only when the performance criteria has been met within the evaluation period. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan and settled in cash.
As at December 31, 2025, $719 of compensation expense related to Units has yet to be recognized in results from operations and will be recognized ratably over 1.5 years.
(b)    Aggregate intrinsic values:
The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
In Canadian dollars	2025	2024	2023
Share units:
Outstanding	$1,546	$2,693	$3,283
Exercisable	—	—	—
Exercised	200	555	386
(c)    Stock-based compensation:
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2025	2024	2023
Cost of revenue	$—	$63	$26
Research and development	39	229	570
General and administrative	346	895	1,806
Sales and marketing	22	170	228
	$407	$1,357	$2,630

	Years ended December 31,
	2025	2024	2023
Stock-based compensation - equity or cash settled	$484	$1,066	$1,727
Stock-based compensation - cash settled only	(77)	291	903
	$407	$1,357	$2,630
Units outstanding settled in cash only are remeasured at each reporting period based on the Company's closing share price. The outstanding liability is reported within accrued payroll in note 11.